Capital Stock - (Restricted Share Unit Activity) (Details) - Restricted Share Units (RSUs) and Restricted Stock - LIONS GATE ENTERTAINMENT CORP [Member] - $ / shares shares in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Class A Voting Share
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	0.1	0.0
Granted (in shares)	0.1	0.1
Vested (in shares)	(0.1)	0.0
Forfeited or expired (in shares)	0.0	0.0
Outstanding, ending balance (in shares)	0.1	0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 9.27	$ 10.95
Weighted- Average Grant- Date Fair Value Granted	8.24	8.87
Vested, Weighted Average Grant Date Fair Value (in usd per share)	9.2	10.89
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)	0	0
Weighted- Average Grant- Date Fair Value Ending	$ 8.39	$ 9.27
Class B Non-Voting Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	13.3	14.0
Granted (in shares)	10.3	9.5
Vested (in shares)	(8.0)	(9.4)
Forfeited or expired (in shares)	(0.7)	(0.8)
Outstanding, ending balance (in shares)	14.9	13.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 8.71	$ 9.48
Weighted- Average Grant- Date Fair Value Granted	7.98	8.2
Vested, Weighted Average Grant Date Fair Value (in usd per share)	8.76	9.34
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)	8.47	8.55
Weighted- Average Grant- Date Fair Value Ending	$ 8.19	$ 8.71